Proposed business combination (Narrative) (Details) $ in Thousands, Share in Millions	1 Months Ended	12 Months Ended
	Dec. 21, 2023 USD ($) Share oz	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Acquisition related costs		$ 378	$ 0
Share Purchase Agreement [Member] | Asanko Gold Mine (AGM) [Member]
Disclosure of detailed information about business combination [line items]
Ownership percent in AGM	90.00%
Share Purchase Agreement [Member] | Gold Fields Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired	45.00%
Interest held by Government of Ghana	10.00%
Cash transferred	$ 65,000
Number of common shares issued | Share	28.5
Deferred consideration	$ 55,000			$ 30,000	$ 25,000
Contingent consideration	$ 30,000
Contingent consideration upon production of gold | oz	100,000
Maximum production of gold | oz	447,000
Net smelter return royalty	1.00%
Description of royalty on production	Gold Fields will also receive a 1% net smelter return royalty on production from the Nkran deposit beginning upon 100,000 gold ounces being produced, and subject to a maximum of 447,000 gold ounces of production.
Acquisition related costs		$ 400